BORROWING ARRANGEMENTS - Principal payments (Detail 1) - Senior notes $ in Thousands	Dec. 31, 2015 USD ($)
Borrowing Arrangements [Line Items]
2016	$ 1,249
2017	301,288
2018	231,328
2019	381,370
2020	1,412
Thereafter	2,669,557
Totals	$ 3,586,204